CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 2,033,999	$ 2,015,320
Costs and expenses:
Direct costs	1,556,073	1,449,258
Selling, general and administrative	200,598	198,384
Depreciation and amortization	90,331	95,958
Transaction and integration related	3,187	5,404
Restructuring	10,076	39,346
Total costs and expenses	1,860,265	1,788,350
Income from operations	173,734	226,970
Interest income	1,821	1,802
Interest expense	(47,997)	(47,609)
Income before income tax expense	127,558	181,163
Income tax expense	(22,807)	(20,351)
Net income	$ 104,751	$ 160,812
Net income per ordinary share:
Basic (in USD per share)	$ 1.37	$ 2.00
Diluted (in USD per share)	$ 1.36	$ 1.99
Weighted average number of ordinary shares outstanding:
Basic (in shares)	76,579,420	80,552,734
Diluted (in shares)	77,261,813	80,924,355